Cover	Apr. 24, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 24, 2023
Entity Registrant Name	Lightning eMotors, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39283
Entity Tax Identification Number	84-4605714
Entity Address, Address Line One	815 14th Street SW
Entity Address, Address Line Two	Suite A100
Entity Address, City or Town	Loveland
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80537
City Area Code	800
Local Phone Number	223-0740
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001802749
Current Fiscal Year End Date	--12-31
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ZEV
Security Exchange Name	NYSE
Warrants and Rights Subject to Mandatory Redemption
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each full warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	ZEV.WS
Security Exchange Name	NYSE